AUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net income/(loss)	$ (9,626,712)	$ (4,088,625)	$ (2,780,686)	$ (814,075)
Adjustment to reconcile income/(loss) to net cash used in operating activities
Depreciation and amortization	2,332,041	722,390	1,361,169	166,284
Provision for Preference dividend	1,546,655	0	0	0
Changes in estimate of contingent consideration	(400,000)	0
Provision for doubtful debts/ (written back), net			0	410,712
Accrued interest on convertible notes			125,000	0
Change due to estimate correction			410,817	0
Stock, option, restricted stock unit and warrant expense	5,167,358	945,959	1,457,647	141,910
Deferred income taxes, net			(3,488,960)	0
Foreign exchange translation adjustment	11,085	0	(7,426)	0
Changes in assets and liabilities:
Accounts receivable	(1,107,178)	(2,852,778)	(3,187,828)	(643,873)
Other current assets	(779,097)	(285,831)	(198,428)	(169,549)
Increase (decrease) in:
Accounts payable and accrued expenses	1,056,277	2,561,321	3,604,706	(89,586)
Net cash provided by (used in) operating activities	(1,799,571)	(2,997,564)	(2,703,989)	(998,177)
Cash flows from investing activities:
Purchase of fixed assets	(7,797)	3,261,617	(29,062)	(70,782)
Acquisition consideration	(694,711)	(8,779,040)	(6,563,000)	(4,670,000)
Investments	0	82,908	0	0
Net cash used in investing activities	(702,508)	(5,434,515)	(6,592,062)	(4,740,782)
Cash flows from financing activities:
Proceeds from bank loan and convertible notes	1,966,296	4,467,879	3,794,522	6,235,935
Non-Controlling Interests net income			3,382	0
Additional stock issued	0	5,000,000	5,000,000	0
Net cash provided by financing activities	1,966,296	9,467,879	8,797,904	6,235,935
Net increase (decrease) in cash and cash equivalents	(535,783)	1,035,800	(498,147)	496,976
Cash and cash equivalents as at beginning of the year	1,379,887	1,878,034	1,878,034	1,381,058
Cash at the end of the year	$ 844,104	$ 2,913,834	1,379,887	1,878,034
SUPPLEMENTAL DISCLOSURES:
Cash paid during the period for Interest			362,792	238,471
Cash paid during the period for Income taxes			$ 0	$ 0